EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator [Abstract]
Net income attributable to ordinary shareholders	$ 1,578,149	$ 444,321	$ 150,726
Less: interest on dilutive convertible notes	(32,177)	(1,670)	0
Net income used in computing diluted earnings per share	$ 1,610,326	$ 445,991	$ 150,726
Denominator [Abstract]
Weighted-average number of shares outstanding - basic (in shares)	595,023,879	574,966,327	566,612,815
Weighted-average number of shares outstanding - diluted (in shares)	638,227,141	604,713,980	594,405,604
Basic per share (in dollars per share)	$ 2.65	$ 0.77	$ 0.27
Diluted per share (in dollars per share)	$ 2.52	$ 0.74	$ 0.25
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	18,858,518	45,949,362	63,479,209
Share Options [Member]
Denominator [Abstract]
Adjusted weighted average shares outstanding - diluted (in shares)	23,739,810	23,660,416	27,486,226
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	15,519,576	19,421,360	32,342,730
RSAs and RSUs [Member]
Denominator [Abstract]
Adjusted weighted average shares outstanding - diluted (in shares)	5,354,608	3,385,263	306,563
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	3,338,942	10,494,737	10,547,669
Convertible Notes [Member]
Denominator [Abstract]
Adjusted weighted average shares outstanding - diluted (in shares)	14,108,844	2,701,974	0
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	16,033,265	20,588,810